UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Belgium: 0.4%
70,800		Ageas	$2,860,136	0.4

		Canada: 3.7%
80,747		Canadian Imperial Bank of Commerce	6,265,305	0.8
595,421		Cenovus Energy, Inc.	8,976,607	1.2
483,814		Shaw Communications, Inc. - Class B	9,253,102	1.2
91,781		TransCanada Corp.	3,803,240	0.5
			28,298,254	3.7

		France: 10.2%
298,993		BNP Paribas	16,569,181	2.2
163,294		Casino Guichard Perrachon S.A.	9,716,705	1.3
203,031		Cie de Saint-Gobain	9,071,326	1.2
207,794		Eutelsat Communications	4,145,060	0.5
554,290		Engie SA	8,544,886	1.1
112,197		Sanofi	9,221,682	1.2
245,300		Total S.A.	11,896,835	1.5
125,725		Vinci S.A.	9,468,332	1.2
			78,634,007	10.2

		Germany: 1.7%
534,445	@	Deutsche Bank AG	9,554,989	1.3
63,500	@	Wincor Nixdorf AG	3,392,046	0.4
			12,947,035	1.7

		Italy: 3.7%
831,861		Assicurazioni Generali S.p.A.	12,057,150	1.6
532,987		ENI S.p.A.	8,128,539	1.0
2,589,900		UniCredit SpA	8,296,541	1.1
			28,482,230	3.7

		Japan: 8.5%
129,100		Canon, Inc.	3,726,468	0.5
401,400		Hitachi Chemical Co., Ltd.	7,453,233	1.0
512,900		Itochu Corp.	6,388,392	0.8
432,300		Japan Post Bank Co. Ltd.	5,143,915	0.7
2,633,000		Mitsubishi UFJ Financial Group, Inc.	13,008,395	1.7
526,100		Mitsui & Co., Ltd.	6,301,860	0.8
968,800		Nissan Motor Co., Ltd.	9,730,330	1.3
405,000		Sumitomo Mitsui Financial Group, Inc.	13,085,321	1.7
			64,837,914	8.5

		Netherlands: 2.6%
1,167,732	@	ArcelorMittal	5,723,336	0.7
597,367		Royal Dutch Shell PLC	14,517,419	1.9
			20,240,755	2.6

		Singapore: 1.2%
2,360,100		Singapore Telecommunications Ltd.	6,637,127	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
219,200		United Overseas Bank Ltd.	$2,902,598	0.4
			9,539,725	1.2

		Spain: 1.1%
821,443	@	Telefonica S.A.	8,580,138	1.1

		Sweden: 1.7%
135,000		Electrolux AB	3,626,431	0.5
828,301		Volvo AB - B Shares	9,225,394	1.2
			12,851,825	1.7

		Switzerland: 5.5%
638,466		Credit Suisse Group AG	8,791,365	1.1
121,687		Novartis AG	9,670,768	1.3
34,681		Roche Holding AG	9,109,175	1.2
458,212		STMicroelectronics NV	2,754,574	0.4
14,300		Syngenta AG	5,623,095	0.7
24,811		Zurich Insurance Group AG	6,004,806	0.8
			41,953,783	5.5

		Taiwan: 1.5%
402,100		MediaTek, Inc.	2,709,749	0.4
355,467		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	8,787,144	1.1
			11,496,893	1.5

		United Kingdom: 10.4%
3,552,213		Barclays PLC	9,348,591	1.2
1,454,592		HSBC Holdings PLC	9,401,718	1.2
150,613		Imperial Brands PLC	8,191,037	1.1
1,500,837		J Sainsbury PLC	5,834,987	0.8
1,822,100		Kingfisher PLC	9,671,616	1.3
345,460		Rexam PLC	3,142,703	0.4
302,323		Rio Tinto PLC	8,425,065	1.1
987,600		RSA Insurance Group PLC	6,991,281	0.9
287,150		SSE PLC	6,363,419	0.8
3,619,354		Vodafone Group PLC	12,087,664	1.6
			79,458,081	10.4

		United States: 43.4%
152,711		AbbVie, Inc.	9,610,103	1.3
90,900		American Electric Power Co., Inc.	5,883,957	0.8
61,206		Amgen, Inc.	9,667,488	1.3
131,551		Apple, Inc.	13,136,683	1.7
144,550		Baxter International, Inc.	6,238,778	0.8
46,038		Bristol-Myers Squibb Co.	3,300,924	0.4
85,680		Caterpillar, Inc.	6,212,657	0.8
189,479		CenturyLink, Inc.	5,138,670	0.7
95,066		Chevron Corp.	9,601,666	1.3
460,339		Cisco Systems, Inc.	13,372,848	1.7
330,700		Citigroup, Inc.	15,400,699	2.0
198,600		ConAgra Foods, Inc.	9,076,020	1.2
120,244		Eli Lilly & Co.	9,021,907	1.2
362,600		EMC Corp.	10,134,670	1.3
103,595		Eversource Energy	5,722,588	0.7
109,048		Exxon Mobil Corp.	9,707,453	1.3
441,973		Freeport-McMoRan, Inc.	4,897,061	0.6

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
405,550	Gap, Inc.	$7,295,844	0.9
413,431	General Electric Co.	12,498,019	1.6
36,200	Gilead Sciences, Inc.	3,151,572	0.4
21,700	International Business Machines Corp.	3,336,158	0.4
91,664	Intel Corp.	2,895,666	0.4
82,091	Johnson & Johnson	9,250,835	1.2
97,874	JPMorgan Chase & Co.	6,388,236	0.8
132,900	Las Vegas Sands Corp.	6,145,296	0.8
155,857	Macy's, Inc.	5,176,011	0.7
269,700	Mattel, Inc.	8,598,036	1.1
70,500	McDonald's Corp.	8,605,230	1.1
284,447	Metlife, Inc.	12,956,561	1.7
232,476	Microsoft Corp.	12,321,228	1.6
215,000	Mosaic Co.	5,424,450	0.7
466,387	Pfizer, Inc.	16,183,629	2.1
101,704	PNC Financial Services Group, Inc.	9,126,917	1.2
109,582	Procter & Gamble Co.	8,880,525	1.2
89,200	Schlumberger Ltd.	6,805,960	0.9
283,139	Seagate Technology	6,387,616	0.8
60,000	Stanley Black & Decker, Inc.	6,790,800	0.9
553,150	Symantec Corp.	9,602,684	1.3
110,683	Verizon Communications, Inc.	5,633,765	0.7
131,100	Wal-Mart Stores, Inc.	9,279,258	1.2
9,476	Western Digital Corp.	441,013	0.1
90,200	WestRock Co.	3,572,822	0.5
		332,872,303	43.4

	Total Common Stock
	(Cost $819,505,685)	733,053,079	95.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
15,000,000	@	Cal USD vs. Put EUR, Strike @ 1.084, Exp. 06/17/16 Counterparty: Barclays Bank PLC	12,385	0.0
11,000,000	@	Call USD vs. Put EUR, Strike @ 1.076, Exp. 08/19/16 Counterparty: BNP Paribas Bank	59,235	0.0
15,000,000	@	Call USD vs. Put EUR, Strike @ 1.085, Exp. 07/20/16 Counterparty: Morgan Stanley	86,072	0.0
26,000,000	@	Call USD vs. Put GBP, Strike @ 1.378, Exp. 06/17/16 Counterparty: BNP Paribas Bank	19,659	0.0
26,000,000	@	Call USD vs. Put GBP, Strike @ 1.357, Exp. 08/19/16 Counterparty: BNP Paribas Bank	235,546	0.1
14,000,000	@	Call USD vs. Put GBP, Strike @ 1.337, Exp. 07/20/16 Counterparty: Barclays Bank PLC	79,139	0.0
# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
15,000,000	@ Call USD vs. Put JPY, Strike @ 116.000, Exp. 06/17/16 Counterparty: BNP Paribas Bank	$3,673	0.0
15,000,000	@ Call USD vs. Put JPY, Strike @ 115.180, Exp. 08/19/16 Counterparty: Barclays Bank PLC	79,696	0.0
11,000,000	@ Call USD vs. Put JPY, Strike @ 113.850, Exp. 07/20/16 Counterparty: Barclays Bank PLC	60,846	0.0
		636,251	0.1

	Total Purchased Options
	(Cost $1,149,200)	636,251	0.1

	Total Investments in Securities (Cost $820,654,885)	$733,689,330	95.7
	Assets in Excess of Other Liabilities	33,172,859	4.3
	Net Assets	$766,862,189	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $820,811,297.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$59,077,567
Gross Unrealized Depreciation	(146,199,534)

Net Unrealized Depreciation	$(87,121,967)

Sector Diversification	Percentage of Net Assets
Financials	22.8%
Health Care	12.4
Information Technology	12.1
Energy	9.6
Consumer Discretionary	9.4
Industrials	8.5
Consumer Staples	6.8
Materials	5.7
Telecommunication Services	4.9
Utilities	3.4
Purchased Options	0.1
Assets in Excess of Other Liabilities	4.3
Net Assets	100.0%

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$2,860,136	$–	$2,860,136
Canada	28,298,254	–	–	28,298,254
France	–	78,634,007	–	78,634,007
Germany	3,392,046	9,554,989	–	12,947,035
Italy	–	28,482,230	–	28,482,230
Japan	–	64,837,914	–	64,837,914
Netherlands	–	20,240,755	–	20,240,755
Singapore	–	9,539,725	–	9,539,725
Spain	–	8,580,138	–	8,580,138
Sweden	–	12,851,825	–	12,851,825
Switzerland	–	41,953,783	–	41,953,783
Taiwan	8,787,144	2,709,749	–	11,496,893
United Kingdom	–	79,458,081	–	79,458,081
United States	332,872,303	–	–	332,872,303
Total Common Stock	373,349,747	359,703,332	–	733,053,079
Purchased Options	–	636,251	–	636,251
Total Investments, at fair value	$373,349,747	$360,339,583	$–	$733,689,330
Other Financial Instruments+
Futures	297,020	–	–	297,020
Total Assets	$373,646,767	$360,339,583	$–	$733,986,350
Liabilities Table
Other Financial Instruments+
Futures	$(230,595)	$–	$–	$(230,595)
Written Options	–	(6,753,428)	–	(6,753,428)
Total Liabilities	$(230,595)	$(6,753,428)	$–	$(6,984,023)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2016, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	192	06/17/16	$6,522,053	$45,678
Nikkei 225 Index	130	06/09/16	10,102,045	225,027
S&P 500 E-Mini	12	06/17/16	1,256,940	26,315
			$17,881,038	$297,020
Short Contracts
FTSE 100 Index	(95)	06/17/16	(8,557,623)	(230,595)
			$(8,557,623)	$(230,595)

At May 31, 2016, the following over-the-counter written options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,300	BNP Paribas Bank	Call on EURO STOXX 50® Index	2,968.746	EUR	06/17/16	$302,896	$(530,521)
4,400	BNP Paribas Bank	Call on EURO STOXX 50® Index	3,042.623	EUR	06/03/16	277,265	(165,460)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
4,100	Morgan Stanley	Call on EURO STOXX 50® Index	2,983.060	EUR	07/01/16	$294,703	$(547,439)
2,500	Barclays Bank PLC	Call on FTSE 100 Index	6,231.340	GBP	07/01/16	381,392	(419,683)
2,400	Barclays Bank PLC	Call on FTSE 100 Index	6,393.190	GBP	06/03/16	277,245	(860)
2,400	BNP Paribas Bank	Call on FTSE 100 Index	6,184.900	GBP	06/17/16	332,725	(342,491)
88,500	Barclays Bank PLC	Call on Nikkei 225 Index	17,111.040	JPY	06/03/16	307,396	(171,272)
91,000	Morgan Stanley	Call on Nikkei 225 Index	16,392.620	JPY	06/17/16	312,314	(766,170)
94,200	Morgan Stanley	Call on Nikkei 225 Index	17,113.120	JPY	07/01/16	307,596	(456,216)
37,400	BNP Paribas Bank	Call on S&P 500 Index	2,099.925	USD	06/03/16	915,298	(247,044)
36,800	Citigroup, Inc.	Call on S&P 500 Index	2,076.890	USD	06/17/16	932,251	(1,183,640)
36,300	Citigroup, Inc.	Call on S&P 500 Index	2,078.170	USD	07/01/16	927,146	(1,459,745)
Options on Currencies
15,000,000	Barclays Bank PLC	Put USD vs. Call EUR	1.175	USD	06/17/16	90,000	(493)
11,000,000	BNP Paribas Bank	Put USD vs. Call EUR	1.162	USD	08/19/16	73,700	(34,654)
15,000,000	Morgan Stanley	Put USD vs. Call EUR	1.170	USD	07/20/16	105,000	(18,075)
14,000,000	Barclays Bank PLC	Put USD vs. Call GBP	1.491	USD	07/20/16	168,000	(126,019)
26,000,000	BNP Paribas Bank	Put USD vs. Call GBP	1.499	USD	06/17/16	195,000	(21,156)
26,000,000	BNP Paribas Bank	Put USD vs. Call GBP	1.511	USD	08/19/16	273,000	(173,110)
11,000,000	Barclays Bank PLC	Put USD vs. Call JPY	102.870	USD	07/20/16	66,000	(16,757)
15,000,000	Barclays Bank PLC	Put USD vs. Call JPY	104.270	USD	08/19/16	96,000	(68,581)
15,000,000	BNP Paribas Bank	Put USD vs. Call JPY	105.140	USD	06/17/16	82,500	(4,042)
		Total Written OTC Options				$6,717,427	$(6,753,428)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$636,251
Equity contracts	Futures contracts	297,020
Total Asset Derivatives		$933,271

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$230,595
Equity Contracts	Written options	462,887
Foreign exchange contracts	Written options	6,290,541
Total Liability Derivatives		$6,984,023

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Morgan Stanley	Totals
Assets:
Purchased Options	$232,066	$318,113	$-	$86,072	$636,251
Total Assets	$232,066	$318,113	$-	$86,072	$636,251

Liabilities:
Written options	$803,665	$1,518,478	$2,643,385	$1,787,900	$6,753,428
Total Liabilities	$803,665	$1,518,478	$2,643,385	$1,787,900	$6,753,428

Net OTC derivative instruments by counterparty, at fair value	$(571,599)	$(1,200,365)	$(2,643,385)	$(1,701,828)	(6,117,177)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(571,599)	$(1,200,365)	$(2,643,385)	$(1,701,828)	$(6,117,177)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016